Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating loss carryforwards	$ 23,229	$ 21,135
Tax credits	2,478	2,054
Stock-based compensation	2,691	2,154
Capitalized research expenses	2,547	3,183
Depreciation and amortization	1,823	539
Lease liability	124	279
Accrued expenses	314	333
Other	181
Deferred tax assets	33,387	29,677
Less: Valuation allowance	(33,274)	(29,414)
Total deferred tax assets	113	263
Deferred tax liabilities:
Right-of-use asset	(113)	(263)
Net deferred income taxes